Business Combinations - Summary of Purchase Price Allocation (Parenthetical) (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2021
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired	$ 3	$ 11